Commitment and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments	As of December 31, 2020, the future minimum payments under these arrangements were as follows (in thousands):

Purchase Commitments(1)
2021	$7,416
2022	1,234
2023	1,200
Thereafter	—
Total future minimum payments	$9,850
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(1)Noncancellable purchase commitments primarily consists of $3.6 million for Amazon Web Services and $5.6 million related to the Company’s distribution centers.